Share-Based Payment Arrangements - Information on Restricted Share Plan And Share Units (Details) - shares shares in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)				7,791	0
Awards granted (in shares)			8,901	0	7,791
Shares vested (in shares)				(1,948)	0
Shares forfeited (in shares)				(274)	0
Ending balance (in shares)				5,569	7,791
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)				0
Awards granted (in shares)	259	3,651		3,910
Shares vested (in shares)				(259)
Shares forfeited (in shares)				(37)
Ending balance (in shares)				3,614	0